Asset Retirement Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at the beginning of the period	$ 432
Revisions in estimates for current obligations	(10)
Asset Retirement Obligation, Liabilities Settled	5
Accretion — Expense	8
Accretion — Nuclear decommissioning	18
Balance at the ending of the period	$ 443